Fair Value Measurements - Investment Assets At Fair Value (Details) - EBP 050 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 131,451	$ 122,652
Participant-directed investments, at contract value	10,839	13,277
Total investments	142,290	135,929
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	24,186	21,161
Total | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	15,232	15,163
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	8,954	5,998
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	24,186	21,161
Level 1 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	15,232	15,163
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	8,954	5,998
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 107,265	$ 101,491